Significant Accounting Judgments, Estimates, and Assumptions	9 Months Ended
Jul. 31, 2024
Significant Accounting Judgments, Estimates, And Assumptions [Abstract]
Significant Accounting Judgments, Estimates, and Assumptions
NOTE 3: SIGNIFICANT ACCOUNTING JUDGMENTS,

ESTIMATES, AND ASSUMPTIONS
The estimates used in the Bank’s accounting policies

are essential to understanding its results

of operations and financial condition. Some

of the Bank’s policies
require subjective, complex judgments and

estimates as they relate to matters

that are inherently uncertain. Changes in these judgments

or estimates and
changes to accounting standards and policies

could have a material impact on the Bank’s

Interim Consolidated Financial Statements.

The Bank has established
procedures to ensure that accounting policies

are applied consistently and that the processes

for changing methodologies, determining

estimates, and adopting
new accounting standards are well-controlled

and occur in an appropriate and systematic

manner. Refer to Note 3 of the Bank’s 2023 Annual Consolidated
Financial Statements for a description of

significant accounting judgments, estimates,

and assumptions.
Impairment – Expected Credit Loss Model
The expected credit loss (ECL) model requires

the application of judgments, estimates,

and assumptions in the assessment of the

current and forward-looking
economic environment. There remains elevated

economic uncertainty, and management continues to exercise

expert credit judgment in assessing if an

exposure
has experienced significant increase in credit

risk since initial recognition and in determining

the amount of ECLs at each reporting date.

To the extent that certain
effects are not fully incorporated into the model

calculations, temporary quantitative and qualitative

adjustments have been applied.
Insurance Contracts
The assumptions used in establishing the Bank’s

insurance claims and policy benefit liabilities

are based on best estimates of possible outcomes.

For property and casualty insurance

contracts,

the ultimate cost of LIC is estimated using

a range of standard actuarial claims projection

techniques in
accordance with Canadian accepted actuarial

practices. Additional qualitative judgment

is used to assess the extent to which past

trends may or may not apply in
the future, in order to arrive at the estimated

ultimate claims cost amounts that present

the most likely outcome taking into account

all the uncertainties involved.

For life and health insurance contracts,

actuarial liabilities consider all future policy

cash flows, including premiums, claims,

and expenses required to administer
the policies. Critical assumptions used in

the measurement of life and health insurance

contract liabilities are determined by the appointed

actuary.
Further information on insurance risk assumptions

is provided in Note 14.
Interest Rate Benchmark Reform
As part of the interest rate benchmark

reform, the remaining tenors of the Canadian

Dollar Offered Rate (CDOR)

(one-month, two-month, and three-month)

have
ceased following a final publication on June 28,

2024. Consistent with its transition plan, the

Bank’s exposure to financial instruments referencing

CDOR is no
longer significant to its Interim Consolidated

Financial Statements as at July 31, 2024.
For further details regarding interest rate benchmark

reform, refer to Note 3 of the Bank’s 2023 Annual

Consolidated Financial Statements.